Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Change in Fair Value
As of December 31, 2024, the Company has no remaining warrants outstanding.

	Public Warrants	Private Placement Warrants	Total Warrant liability
Balance, December 31, 2022	$12,960	$7,055	$20,015
Change in fair value	18,439	15,663	34,102
Balance, December 31, 2023	$31,399	$22,718	$54,117
Change in fair value	78,969	32,294	111,263
Reclassification to equity	(110,368)	(55,012)	(165,380)
Balance, December 31, 2024	$—	$—	$—

	Restricted sponsor shares	Price adjustment shares	Total
Balance, December 31, 2022	$17,532	$26,184	$43,716
Change in fair value of restricted sponsor shares and price adjustment shares	29,715	55,531	85,246
Balance, December 31, 2023	$47,247	$81,715	$128,962
Change in fair value of restricted sponsor shares and price adjustment shares	65,889	173,051	238,940
Reclassification to equity	(113,136)	(254,766)	(367,902)
Balance, December 31, 2024	$—	$—	$—

Schedule of Level 3 Fair Value Measurement Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2024	December 31, 2023
Number of private placement warrants	—	9,666,667
Exercise price	—	$11.5
Share price	—	$8.66
Expiration term (in years)	—	2.66
Volatility	—	51.9%
Risk-free Rate	—	4.10%
Dividend yield	—	0%
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 13, 2024		December 31, 2023
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
Number of shares	1,500,000	5,000,000	7,500,000	15,000,000
Share price	$30.0	$17.5	$12.5-$30.0	$12.5-$17.5
Remaining exercise period	3.96	1.96	4.66	2.66
Share value	$12.52	$15.97	$3.62-$7.17	$4.47-$6.31